ShortTerm Debt (Details Narrative)	12 Months Ended
	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jan. 28, 2022 USD ($)
Short-term debt carrying balance	$ 40,000
Loan principal	$ 30,000
Provision for loan forgiveness		$ 10,000	$ 10,000
Loan forgiveness provisions description	The Company had a Canada Emergency Business Account (CEBA), which had loan forgiveness provisions whereby 25% of the loan principal would be forgiven if 75% of the loan principal was repaid prior to December 31, 2022